Short-term borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term borrowings
14.	Short-term borrowings

The breakdown of short-term borrowings due to financial institutions, together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2012	2011
Advances from financial institutions:
At fixed interest rates	1,181,133	1,005,357
At floating interest rates	267,890	318,109
Total short-term borrowings	1,449,023	1,323,466

Average outstanding balance during the year	967,629	1,100,059

Maximum balance at any month-end	1,449,023	1,323,466

Range of fixed interest rates on borrowings in U.S. dollars	0.75% to 1.92%	0.84% to 2.64%

Range of floating interest rates on borrowings in U.S. dollars	1.06% to 1.99%	1.11% to 2.01%

Fixed interest rate on borrowings in Euros	0.70%	2.98%

Fixed interest rate on borrowings in Renminbis	-	6.65%

Floating interest rate on borrowings in Mexican pesos	5.14% to 5.25%	5.70%

Weighted average interest rate at end of the year	1.48%	1.84%
Weighted average interest rate during the year	1.79%	1.22%

The balances of short-term borrowings by currency, is as follows:

	December 31,
(In thousands of US$)	2012	2011

Currency
U.S. dollar	1,365,500	1,181,200
Euro	39,633	38,850
Mexican peso	43,890	93,109
Renminbis	-	10,307
Total	1,449,023	1,323,466